ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Changes in Equity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 239,435	$ 270,058	$ 276,716
Ordinary shares issued for share based compensation	21	161	229
Share repurchase			(7,373)
Share repurchase as treasury stock	(2,846)	(3,421)	(3,775)
Stock-based compensation	1,251	3,502	4,614
Foreign currency translation adjustment	7,582	2,144	12,327
Capital contribution from non-controlling interests	60,209
Acquisition of non-controlling interests	(2,789)
Net loss	(11,520)	(32,241)	(12,680)
Ending Balance	291,343	239,435	270,058
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	122,112,485	125,247,597	131,905,011
Beginning Balance	128	128	132
Ordinary shares issued for share based compensation, shares	18,400	137,166	138,416
Ordinary shares issued for share based compensation
Share repurchase, Shares			(4,381,370)
Share repurchase			(4)
Share repurchase as treasury stock
Stock-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss
Ending Balance, shares	119,134,135	122,112,485	125,247,597
Ending Balance	128	128	128
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase as treasury stock, shares	(2,996,750)	(3,272,278)	(2,414,460)
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	278,652	275,150	277,676
Ordinary shares issued for share based compensation			229
Share repurchase			(7,369)
Share repurchase as treasury stock
Stock-based compensation	1,251	3,502	4,614
Foreign currency translation adjustment
Capital contribution from non-controlling interests	39,825
Acquisition of non-controlling interests	(5,816)
Net loss
Ending Balance	313,912	278,652	275,150
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(7,035)	(3,775)
Ordinary shares issued for share based compensation	21	161
Share repurchase
Share repurchase as treasury stock	(2,846)	(3,421)	(3,775)
Stock-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss
Ending Balance	(9,860)	(7,035)	(3,775)
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	32,948	30,734	18,353
Ordinary shares issued for share based compensation
Share repurchase
Share repurchase as treasury stock
Stock-based compensation
Foreign currency translation adjustment	7,281	2,214	12,381
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss
Ending Balance	40,229	32,948	30,734
AirMedia Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	241,876	272,148	275,668
Ordinary shares issued for share based compensation	21	161	229
Share repurchase			(7,373)
Share repurchase as treasury stock	(2,846)	(3,421)	(3,775)
Stock-based compensation	1,251	3,502	4,614
Foreign currency translation adjustment	7,281	2,214	12,381
Capital contribution from non-controlling interests	39,825
Acquisition of non-controlling interests	(5,816)
Net loss	(10,626)	(32,728)	(9,596)
Ending Balance	270,966	241,876	272,148
AirMedia Group Inc. [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	122,112,485	125,247,597	131,905,011
Beginning Balance	128	128	132
Ordinary shares issued for share based compensation, shares	18,400	137,166	138,416
Ordinary shares issued for share based compensation
Share repurchase, Shares			(4,381,370)
Share repurchase			(4)
Share repurchase as treasury stock
Stock-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss
Ending Balance, shares	119,134,135	122,112,485	125,247,597
Ending Balance	128	128	128
AirMedia Group Inc. [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase as treasury stock, shares	(2,996,750)	(3,272,278)	(2,414,460)
AirMedia Group Inc. [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	278,652	275,150	277,676
Ordinary shares issued for share based compensation			229
Share repurchase			(7,369)
Share repurchase as treasury stock
Stock-based compensation	1,251	3,502	4,614
Foreign currency translation adjustment
Capital contribution from non-controlling interests	39,825
Acquisition of non-controlling interests	(5,816)
Net loss
Ending Balance	313,912	278,652	275,150
AirMedia Group Inc. [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(7,035)	(3,775)
Ordinary shares issued for share based compensation	21	161
Share repurchase
Share repurchase as treasury stock	(2,846)	(3,421)	(3,775)
Stock-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss
Ending Balance	(9,860)	(7,035)	(3,775)
AirMedia Group Inc. [Member] | Accumulated deficits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(62,817)	(30,089)	(20,493)
Ordinary shares issued for share based compensation
Share repurchase
Share repurchase as treasury stock
Stock-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss	(10,626)	(32,728)	(9,596)
Ending Balance	(73,433)	(62,817)	(30,089)
AirMedia Group Inc. [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	32,948	30,734	18,353
Ordinary shares issued for share based compensation
Share repurchase
Share repurchase as treasury stock
Stock-based compensation
Foreign currency translation adjustment	7,281	2,214	12,381
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Net loss
Ending Balance	$ 40,229	$ 32,948	$ 30,734